Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [Line Items]
Inventories	¥ 143,848	¥ 128,539
Write down in inventories	(656)	(8,337)	¥ (1,461)
Cost [member]
Disclosure of inventories [Line Items]
Crude oil and other raw materials	40,334	35,855
Work in progress	15,393	12,387
Finished goods	88,811	80,739
Spare parts and consumables	91	75
Inventories	144,629	129,056
Write down in inventories	¥ (781)	¥ (517)